Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 17 - Commitments and Contingencies

Litigation — From time to time, the Company may be involved in various legal proceedings and claims in the ordinary course of business.

In April 2026, we and certain of our current and former directors and officers were named as defendants in a securities class action lawsuit, a securities class action lawsuit was filed against the Company and certain of its officers and other parties in the United States District Court for the Southern District of New York (captioned Lim Yen Nee v. Fitness Champs Holdings Ltd., et al., Case No. 1:26-cv-03182) alleging securities fraud under the Securities Exchange Act of 1934, with an amended complaint filed on September 14, 2026. The action was brought on behalf of persons and entities that purchased or otherwise acquired our securities between September 3, 2025 and September 23, 2025. Named defendants include the Company, past and present executives as well as the underwriter on the Company’s initial public offering and its auditors. The complaint alleges that defendants made materially false and/or misleading statements and failed to disclose material adverse facts about the Company’s business, operations, and the true nature of trading activity in its securities. We have engaged legal counsel and are preparing a response to the amended complaint.

We are defending ourselves vigorously, but litigation of this nature is inherently uncertain. We cannot predict the timing, outcome, or consequences of this action, and we are currently unable to estimate the potential loss, if any, associated with its resolution. There can be no assurance that we will prevail in our defense, and we may decide to settle on unfavorable terms.

We or certain of our directors or officers may, from time to time, be the target of similar or additional lawsuits in the future, including putative class actions brought by shareholders. The existence of this and any similar cases, and any adverse outcome—including any appeal of an adverse judgment—could have a material adverse effect on our business, reputation, financial condition, results of operations, cash flows, and the trading price of our securities. Resolution of these matters may consume a significant portion of our cash resources and divert management’s attention from our operations. We may also be subject to claims for indemnification related to these matters, and we cannot predict the impact any such claims may have on our business or financial results.

Our insurance coverage may not be sufficient to cover all costs and damages arising out of these or similar claims, and we may face additional challenges maintaining adequate director and officer liability insurance at reasonable rates as a result of this litigation.